September 17, 2008

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street NE
Washington, D.C.  20549-4644

Subject:             Nationwide Variable Account-II of
           Nationwide Life Insurance Company
           SEC File No. 333-103093
           CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 20 to the Registration Statement for the Company and the Variable Account which became effective September 15, 2008.

Please contact the undersigned at (614) 677-5456 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ CATHERINE L. VENARD

Catherine L. Venard
Assistant General Counsel